Summary of Significant Accounting Policies - Loss per share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	1,768,048	1,308,480	2,057,835	739,222
Common stock purchase warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	1,467,581	1,150,834	1,467,581	408,640
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	300,467	56,699	229,919	56,609
Convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded		100,947	360,335	273,973